Risk Management - Disclosure of credit exposures by internal PD grade of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Expected credit loss rate	100.00%
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3,860)	(4,514)
Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(300)	0
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 19,749	£ 24,511
Expected credit loss rate	11.50%	10.20%
Retail credit cards | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 308	£ 296
Expected credit loss rate	82.10%	80.60%
Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1	£ 10
Expected credit loss rate	0.00%	0.00%
Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 564	£ 487
Expected credit loss rate	0.20%	0.20%
Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,557	£ 2,389
Expected credit loss rate	0.30%	0.30%
Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,366	£ 4,191
Expected credit loss rate	0.50%	0.50%
Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,976	£ 8,364
Expected credit loss rate	1.50%	1.40%
Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 8,087	£ 7,991
Expected credit loss rate	5.90%	8.70%
Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 890	£ 783
Expected credit loss rate	38.50%	45.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,192	£ 2,034
Expected credit loss rate	5.00%	5.70%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 24	£ 24
Expected credit loss rate	74.20%	73.90%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 62	£ 52
Expected credit loss rate	0.00%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 288	£ 232
Expected credit loss rate	0.30%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 151	£ 148
Expected credit loss rate	0.70%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 249	£ 225
Expected credit loss rate	0.40%	0.40%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 924	£ 816
Expected credit loss rate	1.00%	1.60%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 435	£ 482
Expected credit loss rate	4.60%	5.50%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 59	£ 55
Expected credit loss rate	19.20%	20.30%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,970
Expected credit loss rate	4.30%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11
Expected credit loss rate	80.70%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,431
Expected credit loss rate	1.20%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 528
Expected credit loss rate	23.40%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 22,306	£ 27,287	£ 27,678
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,308	2,158
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,241	0
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,557)	(2,776)	(2,276)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(116)	(124)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(271)	0
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,918	£ 3,366
Expected credit loss rate	0.80%	1.30%
Retail other | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 191	£ 273
Expected credit loss rate	11.60%	11.40%
Retail other | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Retail other | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6	£ 3
Expected credit loss rate	0.00%	0.00%
Retail other | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 17	£ 8
Expected credit loss rate	0.00%	0.00%
Retail other | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,194	£ 2,676
Expected credit loss rate	0.20%	0.30%
Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 66	£ 26
Expected credit loss rate	0.00%	0.00%
Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 437	£ 377
Expected credit loss rate	0.00%	0.30%
Retail other | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7	£ 3
Expected credit loss rate	12.50%	25.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,328	£ 1,821
Expected credit loss rate	6.80%	5.80%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 23	£ 24
Expected credit loss rate	67.60%	71.40%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1	£ 0
Expected credit loss rate	0.00%	0.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 25	£ 16
Expected credit loss rate	0.00%	0.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 110	£ 90
Expected credit loss rate	0.00%	0.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 293	£ 347
Expected credit loss rate	0.30%	0.30%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 541	£ 799
Expected credit loss rate	1.80%	1.20%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 321	£ 521
Expected credit loss rate	8.80%	6.30%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14	£ 24
Expected credit loss rate	33.30%	20.00%
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,949	£ 3,411	7,962
Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,425	1,933
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(31)	(45)	(238)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(97)	(112)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116,204	£ 110,322
Expected credit loss rate	0.70%	0.80%
Corporate loans | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,260	£ 885
Expected credit loss rate	23.70%	28.10%
Corporate loans | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 43,437	£ 37,325
Expected credit loss rate	0.00%	0.00%
Corporate loans | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 22,084	£ 21,578
Expected credit loss rate	0.00%	0.10%
Corporate loans | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,948	£ 10,755
Expected credit loss rate	0.10%	0.10%
Corporate loans | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 15,855	£ 16,872
Expected credit loss rate	0.10%	0.20%
Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,936	£ 15,458
Expected credit loss rate	0.50%	0.50%
Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,957	£ 5,880
Expected credit loss rate	2.70%	3.00%
Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,727	£ 1,569
Expected credit loss rate	7.80%	9.60%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 54
Expected credit loss rate	8.50%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	100.00%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 48
Expected credit loss rate	2.00%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6
Expected credit loss rate	33.30%
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0
Expected credit loss rate	0.00%
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116,995	£ 111,158	111,545
Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	59	0
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(791)	(836)	(872)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	0
ECL | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	22,306	27,287
ECL | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,724	1,522
ECL | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	10
ECL | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	565	488
ECL | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,564	2,396
ECL | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,388	4,213
ECL | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,022	8,485
ECL | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,596	8,750
ECL | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,446	1,423
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,308	2,158
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	93	92
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	62	52
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	289	232
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	152	148
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	250	226
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	933	829
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	456	510
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	73	69
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,241
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,495
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	689
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,557)	(2,776)
ECL | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,416)	(1,226)
ECL | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
ECL | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(7)
ECL | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(22)	(22)
ECL | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(46)	(121)
ECL | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(509)	(759)
ECL | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(556)	(640)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(116)	(124)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(69)	(68)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(9)	(13)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(21)	(28)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(14)	(14)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(271)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(46)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(64)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(161)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,949	3,411
ECL | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	216	308
ECL | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	3
ECL | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	8
ECL | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,199	2,684
ECL | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	66	26
ECL | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	437	378
ECL | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8	4
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,425	1,933
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	71	84
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	0
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	25	16
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	110	90
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	294	348
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	551	809
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	352	556
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	21	30
ECL | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(31)	(45)
ECL | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(25)	(35)
ECL | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(8)
ECL | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(97)	(112)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(48)	(60)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(10)	(10)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(31)	(35)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(6)
ECL | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	116,995	111,158
ECL | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,651	1,231
ECL | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	43,443	37,327
ECL | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	22,092	21,590
ECL | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	11,958	10,765
ECL | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15,875	16,906
ECL | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15,005	15,541
ECL | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,097	6,063
ECL | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,874	1,735
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	59
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(791)	(836)
ECL | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(391)	(346)
ECL | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(2)
ECL | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(8)	(12)
ECL | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(10)	(10)
ECL | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)	(34)
ECL | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(69)	(83)
ECL | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(140)	(183)
ECL | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(147)	(166)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17,629	22,315	22,669
Stage 1 | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	10
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	565	488
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,562	2,394
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,384	4,210
Stage 1 | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,905	8,360
Stage 1 | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,018	6,699
Stage 1 | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	194	154
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,908	1,621
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	62	52
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	289	232
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	152	148
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	250	226
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	928	755
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	227	208
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,495	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,495
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(334)	(412)	(331)
Stage 1 | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(7)
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(22)	(22)
Stage 1 | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(37)	(109)
Stage 1 | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(242)	(254)
Stage 1 | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(25)	(19)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(18)	(15)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(9)	(8)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(6)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(64)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(64)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,329	2,734	6,915
Stage 1 | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	3
Stage 1 | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	8
Stage 1 | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,199	2,684
Stage 1 | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	65	25
Stage 1 | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	41	14
Stage 1 | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	0
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,134	1,561
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	0
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	25	16
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	110	90
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	294	348
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	534	791
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	170	316
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(8)	(38)
Stage 1 | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(8)
Stage 1 | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(16)	(20)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(8)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(9)	(11)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	107,194	100,956	100,121
Stage 1 | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	43,318	37,180
Stage 1 | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	21,947	21,498
Stage 1 | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	11,392	10,447
Stage 1 | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15,549	16,579
Stage 1 | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,017	12,129
Stage 1 | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,854	3,029
Stage 1 | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	117	94
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(144)	(179)	(304)
Stage 1 | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	0
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(8)	(12)
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(8)	(8)
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(18)	(31)
Stage 1 | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(49)	(55)
Stage 1 | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(50)	(64)
Stage 1 | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(9)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,953	3,450	3,880
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2	2
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4	3
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	117	125
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,578	2,051
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,252	1,269
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	307	445
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	74
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	229	302
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	73	69
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	689	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	689
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(807)	(1,138)	(1,127)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(9)	(12)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(267)	(505)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(531)	(621)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(29)	(41)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(5)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(15)	(22)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(14)	(14)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(161)	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(161)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	404	369	524
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	1
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	396	364
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7	4
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	220	288
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	18
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	182	240
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	21	30
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(2)	(29)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(33)	(32)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	(2)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(22)	(24)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(6)
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,147	8,967	10,484
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	122	143
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	145	92
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	566	318
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	326	327
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,988	3,412
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,243	3,034
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,757	1,641
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(254)	(309)	(275)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	(2)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	(3)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)	(28)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(90)	(119)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(140)	(157)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,724	1,522	1,129
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,724	1,522
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	93	92
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	93	92
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,416)	(1,226)	(818)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,416)	(1,226)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(69)	(68)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(69)	(68)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(46)	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(46)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	216	308	523
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	216	308
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	71	84
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	71	84
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(25)	(35)	(171)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(25)	(35)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(48)	(60)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(48)	(60)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,654	1,235	940
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,651	1,231
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3	4
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(393)	(348)	£ (293)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(391)	(346)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	(2)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	£ 0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0